Repurchase Reserve Liability (Tables)	12 Months Ended
Dec. 31, 2017
Repurchase Reserve Liability [Abstract]
Schedule of repurchase reserve liability
(in thousands)	2017	2016	2015
Balance at beginning of year	$160	$160	$160
Provision for repurchase liability	0	2	40
Reimbursement of expenses	0	(2)	(40)
Balance at end of year	$160	$160	$160